Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	As of
	December 31,	December 31,
	2025	2024
Accounts receivable	$7,070,814	$-